SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs1 - shares	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	410,646	385,000
Granted (in shares)	46,000	80,000
Granted for dividends declared (in shares)	4,000	10,000
Forfeited (in shares)	0	0
Redeemed (in shares)	(321,000)	(64,000)
Number, outstanding, end of fiscal year (in shares)	140,393	410,646
Accounts payable and accrued liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Redeemed (in shares)		0